Property, Plant and Equipment - Impairment (Details) - Specific Group of Assets Hospital Segment - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment
Impairment	€ 0	€ 0
Pre-tax discount rate	10.30%	10.10%
Perpetual growth rate	2.00%	2.00%